Debentures, Bank Loans and Credit (Details 2) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Loans from banks and others: Par value	₪ 5,073	₪ 3,909
Loans from banks and others: Carrying amount	5,093	3,923
Debentures: Par value	9,776	10,164
Debentures: Carrying amount	10,011	10,499
Total interest-bearing liabilities, Par value	14,849	14,073
Total interest-bearing liabilities, Carrying amount	15,104	14,422
Loans from banks and others: Unlinked - Variable interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from banks and others: Par value	675	978
Loans from banks and others: Carrying amount	₪ 675	978
Nominal interest rate	P-0.33 to P+0.2
Loans from banks and others: Unlinked - Fixed interest [Member]
Disclosure of detailed information about financial instruments [line items]
Loans from banks and others: Par value	₪ 4,398	2,931
Loans from banks and others: Carrying amount	₪ 4,418	2,945
Nominal interest rate	2.40 to 6.85
Debentures: Linked to the Israeli CPI - fixed interest [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures: Par value	₪ 4,695	4,925
Debentures: Carrying amount	₪ 4,900	5,234
Nominal interest rate	2.20 to 8.40
Debentures: Unlinked - variable interest [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures: Par value	₪ 734	734
Debentures: Carrying amount	₪ 732	734
Nominal interest rate	Makam + 1.4
Debentures: Unlinked - fixed interest [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures: Par value	₪ 4,347	4,505
Debentures: Carrying amount	₪ 4,379	₪ 4,531
Nominal interest rate	3.60 to 6.65